Long-Term Debt - Future Principal Payments (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Long-Term Debt [Abstract]
2023		$ 6,759
2024		10,636
2025		7,112
2026		2,071,152
2027		5,179
Thereafter		4,862,563
Total debt and lease obligations	$ 6,997,427	$ 6,963,401	$ 5,101,971